Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Income Tax Expense to Profit (Loss)
The following is a reconciliation of income tax expense starting from the reported pretax profit (loss) for the year, applying the combined Brazilian statutory rates of 34%:

	2023	2022	2021

Profit (loss) before income taxes	1,970,818	(387,290)	(1,445,554)
Brazilian statutory rate	34%	34%	34%
Tax benefit/(expense) at the statutory rate	(670,078)	131,679	491,488

Additions (exclusions):
Profit (loss) from entities subject to different tax jurisdiction rates	228,953	48,594	3,931
Profit (loss) from entities subject to different tax rates - Mark to market on equity securities designated at FVPL	10,395	(290,039)	(429,832)
Other permanent differences	(13,715)	(10,609)	4,325
Equity pickup on associates	(1,421)	(1,220)	(3,548)
Unrecorded deferred taxes	(15,966)	(33,465)	(40,165)
Prior years unrecorded deferred taxes	23,057	—	—
Unrealized gain previously held interest on acquisition	—	—	6,161
Interest payments on net equity	—	560	5,933
Use of tax losses previously unrecorded	1,099	1,292	22,492
Research and development tax benefits	59,155	10,275	4,688
Other tax incentives	8,123	3,827	2,733
Total income tax and social contribution benefit/(expense)	(370,398)	(139,106)	68,206
Effective tax rate	19%	(36%)	5%

Current income tax and social contribution	(345,813)	(292,172)	(171,621)
Deferred income tax and social contribution	(24,585)	153,066	239,827
Total income tax and social contribution benefit/(expense)	(370,398)	(139,106)	68,206

Schedule of Net Changes in Deferred Income Taxes

	2022	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	2023

Assets at FVOCI	215,730	(35,786)	—	—	179,944
Losses available for offsetting against future taxable income	385,634	—	(42,321)	—	343,313
Other temporary differences	273,625	—	28,926	—	302,551
Tax deductible goodwill	69,017	—	(26,392)	—	42,625
Share-based compensation	58,815	—	64,396	—	123,211
Contingencies arising from business combinations	51,313	—	(14,993)	—	36,320
Assets at FVPL	(993)	—	993	—	—
Technological innovation benefit	(31,557)	—	22,519	—	(9,038)
Temporary differences under FIDC	(147,924)	—	(76,809)	—	(224,733)
Intangible assets and property and equipment arising from business combinations	(693,936)	—	19,096	(1,375)	(676,215)
Deferred tax, net	179,724	(35,786)	(24,585)	(1,375)	117,978

	2021	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	2022

Assets at FVOCI	127,335	88,395	—	—	215,730
Losses available for offsetting against future taxable income	317,725	—	67,909	—	385,634
Other temporary differences	107,364	—	166,261	—	273,625
Tax deductible goodwill	111,298	—	(42,281)	—	69,017
Share-based compensation	41,150	—	17,665	—	58,815
Contingencies arising from business combinations	48,284	—	3,029	—	51,313
Assets at FVPL	(4,583)	—	3,590	—	(993)
Technological innovation benefit	(18,493)	—	(13,064)	—	(31,557)
Temporary differences under FIDC	(69,556)	—	(78,368)	—	(147,924)
Intangible assets and property and equipment arising from business combinations	(709,943)	—	28,325	(12,318)	(693,936)
Deferred tax, net	(49,419)	88,395	153,066	(12,318)	179,724